Material Accounting Policies - Schedule of Estimated Useful Lives for the Current and Comparative Periods (Details)	12 Months Ended
Dec. 31, 2025
Plant and equipment [Member]
Schedule of Estimated Useful Lives for the Current and Comparative Periods [Line Items]
Estimated useful lives	10 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives for the Current and Comparative Periods [Line Items]
Estimated useful lives	5 years
Motor Vehicles [Member]
Schedule of Estimated Useful Lives for the Current and Comparative Periods [Line Items]
Estimated useful lives	4 years
Computers [Member]
Schedule of Estimated Useful Lives for the Current and Comparative Periods [Line Items]
Estimated useful lives	3 years
Furniture and fixtures [Member]
Schedule of Estimated Useful Lives for the Current and Comparative Periods [Line Items]
Estimated useful lives	6 years